Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,475	$ 5,632
Share-based payments	732	508
Key management personnel compensation	$ 3,207	$ 6,140